Provisions - Additional Information (Details) - CAD ($) $ in Thousands	Jan. 31, 2024	Dec. 31, 2022	Aug. 31, 2022
Disclosure of provision matrix [line items]
Future minimum lease payments		$ 9,000
Reversal of provision			$ 10,741
Payment for terminated agreement		$ 3,400	3,930
Provisions for future non-participating benefits			$ 6,800
ScenarioForecastMember
Disclosure of provision matrix [line items]
Current Refunds Provision	$ 3,400